SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

On April 24, 2026, the Company adopted its 2026 Equity Incentive Plan (“EIP”) to provide equity-based incentives to certain employees, officers, non-employee directors, consultants, independent contractors, and advisers of the Company. The EIP permits the issuance of up to 5,000,000 Class A Ordinary Shares. The EIP replaces a previous equity incentive plan adopted by the Company in 2024.

On April 27, 2026, the Company filed a Registration Statement on Form S-8 with the U.S. Securities and Exchange Commission to register 5,000,000 Class A ordinary shares, par value $0.50 per share, reserved for future issuance under the Company’s 2026 Equity Incentive Plan. The registration is subject to SEC review and had not become effective as of the date of this report.

On April 29, 2026, the Company granted 1,000,000 immediately vested RSUs to its five directors (200,000 RSUs each), each representing one Class A ordinary share.

On May 4, 2026, the Company completed a registered direct offering of 200,000 Class A ordinary shares and pre-funded warrants to purchase 800,000 Class A ordinary shares, for aggregate gross proceeds of approximately $1,200,000 before offering expenses. The net proceeds will be used for working capital and general corporate purposes. The Company also entered into customary lock-up arrangements with its officers and directors.

On May 19, 2026, the Company completed a Regulation S private placement of 50,000,000 units at $1.00 per unit, each consisting of one Class A ordinary share and a warrant to purchase four Class A ordinary shares at $1.10 per share, for aggregate gross proceeds of approximately $50,000,000 before offering expenses. The warrants are exercisable immediately and expire on May 18, 2031. Officers and directors entered into 180-day lock-up agreements in relation to this offering. Net proceeds will be used for working capital and general corporate purposes.

On February 27, 2025, the Company had entered into a certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) pursuant to which the Company agreed to sell up to an aggregate of 173,400,000 units (the “Units”), each Unit consisting of one ordinary share of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase three Shares (“Warrant”) with an initial exercise price of $0.3275 per Share, at a price of $0.13 per Unit for an aggregate purchase price of approximately $22.5 million. Following the amendment to the Company’s share capital and the 1-for-10 reverse share split effective March 31, 2025, the number of Units sold pursuant to the SPA has been adjusted to 17,340,000 Units, each Unit consisting of one Class A Ordinary Share (“Class A Shares”), par value $0.001 per share, and a warrant to purchase three Class A Shares with an initial exercise price of $3.275 per Class A Share, at a price of $1.3 per Unit for an aggregate purchase price of approximately $22.5 million. On April 24, 2025, the offering closed upon the satisfaction or waiver of all closing conditions set forth in the SPA. Subsequently, in June 2026, the Company cancelled the SPA.

On June 22, 2026, the Company underwent a 10-for-1 share consolidation (the “Share Consolidation”).

On July 13, 2026, as mutually agreed by the Company and certain investors, the Company canceled a total of 3,672 Class A ordinary shares that had been issued to 23 offshore investors in its previously announced private placements in 2025 due to payment issues.

On July 22, 2026, the Company entered into grant agreements (each, a “Grant Agreement”) with each of the Company’s five directors, pursuant to which the Company issued to each director 180,000 restricted Class A ordinary shares, under the Company’s 2026 Equity Incentive Plan.

On July 27, 2026, the Company filed a registration statement on Form S-8 to re-register the shares previously registered in relation to the Company’s EIP. The re-registration was necessary to ensure all 5,000,000 shares issuable under the EIP remained registered following the Share Consolidation.

On March 13, 2026, the Company entered into a non-binding LOI to acquire 100% of the outstanding equity of Feixiaohao, a Web3 data analytics and asset pricing platform. The proposed transaction is valued at up to $80 million, which is expected to be structured through a combination of $64 million in the Company’s ordinary shares or convertible preferred shares and $16 million in cash consideration. On May 11, 2026, the Company provided an update that the financial, legal, and operational due diligence relating to the proposed transaction was progressing in an orderly manner, and the parties were actively evaluating business integration and technology infrastructure opportunities. The proposed transaction remains subject to the completion of satisfactory due diligence, the negotiation and execution of definitive agreements, the satisfaction of customary closing conditions, and applicable regulatory approvals. As of the date of this annual report, the LOI remains non-binding, and there can be no assurance that a definitive agreement will be executed or that the proposed transaction will be consummated on the terms described, or at all.